Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	0.0175
Maximum Aggregate Offering Price	$ 875,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 76.13
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock is estimated to be $0.0175, which is the average of the high and low closing sale prices of the shares of common stock as of October 13, 2026, as reported on the OTC Pink Limited Market.